BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001
Temporary Equity, Shares Authorized		5,091,196
Temporary Equity, Redemption Price Per Share	$ 10.10	$ 10.00
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Outstanding	1,505,079	1,505,079